Provisions	12 Months Ended
Dec. 31, 2018
Provisions.
Provisions

25.  Provisions:

(a)   As of December 31, 2017 and 2018, provisions are detailed as follows:

	2017	2018
	MCh$	MCh$
Provision for minimum dividends	172,804	178,462
Provisions for contingent loan risks (*)	—	25,016
Provisions for other contingencies	21,733	468
Total	194,537	203,946

(*) IFRS 9 replaced IAS 39 for financial statements from January 1, 2018 onwards and includes new classification and measurement requirements for financial assets and liabilities (see note No. 5).

(b)   The following table details the changes in provisions during 2017 and 2018:

	Minimum	Contingent
	dividends	loan risks	Other	Total
	MCh$	MCh$	MCh$	MCh$

Balances as of January 1, 2017	165,675	—	21,893	187,568
Provisions established	172,804	—	—	172,804
Provisions used	(165,675)	—	—	(165,675)
Provisions released	—	—	(160)	(160)
Balances as of December 31, 2017	172,804	—	21,733	194,537

Balances as of January 1, 2018	172,804	22,975	21,733	217,512
Provisions established	178,462	2,041	3	180,506
Provisions used	(172,804)	―	(19,347)	(192,151)
Provisions released	―	―	(1,921)	(1,921)
Balances as of December 31, 2018	178,462	25,016	468	203,946

(c)Impairment losses on contingent loan risks:

Provisions for contingent loan risks are detail are detailed as follows:

	2017 (*)	2018
	MCh$	MCh$
Foreign office guarantees and standby letters of credit	―	428
Confirmed foreign letters of credit	―	29
Issued foreign letters of credit	―	93
Performance guarantees	―	4,080
Undrawn credit lines	―	20,386
Total	―	25,016

(*)IFRS 9 replaced IAS 39 for financial statements from January 1, 2018 onwards and includes new classification and measurement requirements for financial assets and liabilities (see note No. 5).

An analysis of changes in the gross carrying amount and the corresponding allowance for impairment losses in relation to each contingent loan risk is, as follow:

a.Foreign office guarantees and standby letters of credit:

The table below shows the credit quality and the maximum exposure to credit risk based on the Bank’s internal credit rating system and year end stage classification as of December 31, 2018 and 2017.

	2018							2017
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Normal	332,965	138	8,226	—	—	—	341,329	283,329
Substandard	—	—	347	—	—	—	347	1,706
Non-complying	—	—	—	—	—	—	—
Total	332,965	138	8,573	—	—	—	341,676	285,035

An analysis of changes in the outstanding exposures on foreign office guarantees and standby letters of credit from January 1, 2018 to December 31, 2018 is as follows:

	2018
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Outstanding exposure as at January 1, 2018	274,563	84	10,388	—	—	—	285,035
Net change on exposures	33,660	24	(4,139)	—	132	—	29,677
Transfer to Stage 1	4,994	—	(4,855)	—	(139)	—	—
Transfer to Stage 2	(6,513)	—	6,513	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—
Foreign exchange adjustments	26,261	30	666	—	7	—	26,964
Total	332,965	138	8,573	—	—	—	341,676

An analysis of changes in ECL exposures on foreign office guarantees and standby letters of credit from January 1, 2018 to December 31, 2018 is as follows:

	2018
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL exposures as at January 1, 2018	256	—	—	—	—	—	256
Net change on exposures	152	(1)	—	—	57	—	208
Transfer to Stage 1	60	—	—	—	(60)	—	—
Transfer to Stage 2	(14)	—	14	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—
Impact on year end ECL of exposures transferred between stages during the year	(56)	—	(14)	—	—	—	(70)
Foreign exchange adjustments	30	1	—	—	3	—	34
Total	428	—	—	—	—	—	428

b.Confirmed foreign letters of credit:

The table below shows the credit quality and the maximum exposure to credit risk based on the Bank’s internal credit rating system and year end stage classification.

	2018							2017
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Normal	56,764	—	—	—	—	—	56,764	64,970
Substandard	—	—	—	—	—	—	—	—
Non-complying	—	—	—	—	—	—	—	—
Total	56,764	—	—	—	—	—	56,764	64,970

An analysis of changes in the outstanding exposures on confirmed foreign letters of credit from January 1, 2018 to December 31, 2018 is as follows:

	2018
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Outstanding exposure as at January 1, 2018	64,970	—	—	—	—	—	64,970
Net change on exposures	(15,455)	—	8	—	—	—	(15,447)
Transfer to Stage 1	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—
Foreign exchange adjustments	7,249	—	(8)	—	—	—	7,241
Total	56,764	—	—	—	—	—	56,764

An analysis of changes in ECL exposures on confirmed foreign letters of credit from January 1, 2018 to December 31, 2018 is as follows:

	2018
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL exposures as at January 1, 2018	23	—	—	—	—	—	23
Net change on exposures	3	—	—	—	—	—	3
Transfer to Stage 1	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—
Impact on year end ECL of exposures transferred between stages during the year	—	—	—	—	—	—	—
Foreign exchange adjustments	3	—	—	—	—	—	3
Total	29	—	—	—	—	—	29

c.Issued foreign letters of credit:

The table below shows the credit quality and the maximum exposure to credit risk based on the Bank’s internal credit rating system and year end stage classification.

	2018							2017
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Normal	344,874	1,585	41,823	114	—	—	388,396	94,313
Substandard	—	—	—	—	—	—	—	—
Non-complying	—	—	—	—	—	—	—	—
Total	344,874	1,585	41,823	114	—	—	388,396	94,313

An analysis of changes in the outstanding exposures on issued foreign letters of credit from January 1, 2018 to December 31, 2018 is as follows:

	2018
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Outstanding exposure as at January 1, 2018	80,106	1,737	11,984	486	—	—	94,313
Net change on exposures	262,824	832	21,226	(1,498)	—	—	283,384
Transfer to Stage 1	6,268	—	(6,268)	—	—	—	—
Transfer to Stage 2	(13,420)	(1,098)	13,420	1,098	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—
Foreign exchange adjustments	9,096	114	1,461	28	—	—	10,699
Total	344,874	1,585	41,823	114	—	—	388,396

An analysis of changes in ECL exposures on issued foreign letters of credit from January 1, 2018 to December 31, 2018 is as follows:

	2018
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL exposures as at January 1, 2018	43	6	—	—	—	—	49
Net change on exposures	38	7	—	(1)	—	—	44
Transfer to Stage 1	—	—	—	—	—	—	—
Transfer to Stage 2	(6)	(3)	6	3	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—
Impact on year end ECL of exposures transferred between stages during the year	4	—	(6)	(2)	—	—	(4)
Foreign exchange adjustments	4	—	—	—	—	—	4
Total	83	10	—	—	—	—	93

d.Performance guarantees:

The table below shows the credit quality and the maximum exposure to credit risk based on the Bank’s internal credit rating system and year end stage classification.

	2018							2017
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Normal	1,685,980	54,523	477,489	3,470	—	22	2,221,484	2,209,665
Substandard	—	—	7,586	—	—	—	7,586	9,157
Non-complying	—	—	—	74	2,310	1,228	3,612	2,006
Total	1,685,980	54,523	485,075	3,544	2,310	1,250	2,232,682	2,220,828

An analysis of changes in the outstanding exposures on Performance guarantees from January 1, 2018 to December 31, 2018 is as follows:

	2018
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Outstanding exposure as at January 1, 2018	1,803,358	46,416	365,137	3,741	1,162	1,014	2,220,828
Net change on exposures	(6,282)	8,008	(23,779)	1,963	(786)	(1,935)	(22,811)
Transfer to Stage 1	189,344	10,346	(189,279)	(10,258)	(65)	(88)	—
Transfer to Stage 2	(332,091)	(9,034)	332,365	9,067	(274)	(33)	—
Transfer to Stage 3	(13)	(1,304)	(2,256)	(975)	2,269	2,279	—
Foreign exchange adjustments	31,664	91	2,887	6	4	13	34,665
Total	1,685,980	54,523	485,075	3,544	2,310	1,250	2,232,682

An analysis of changes in ECL exposures on Performance guarantees from January 1, 2018 to December 31, 2018 is as follows:

	2018
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL exposures as at January 1, 2018	1,841	384	947	—	470	34	3,676
Net change on exposures	664	73	(113)	(2)	(310)	(11)	301
Transfer to Stage 1	—	18	—	—	—	(18)	—
Transfer to Stage 2	(439)	(87)	442	90	(3)	(3)	—
Transfer to Stage 3	—	(80)	(86)	—	86	80	—
Impact on year end ECL of exposures transferred between stages during the year	209	200	(444)	(88)	250	(79)	48
Foreign exchange adjustments	33	1	19	—	2	—	55
Total	2,308	509	765	—	495	3	4,080

e.Undrawn credit lines:

The table below shows the credit quality and the maximum exposure to credit risk based on the Bank’s internal credit rating system and year end stage classification.

	2018							2017
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Normal	1,279,611	5,512,504	177,084	786,603	—	449	7,756,251	7,227,822
Substandard	—	—	1,502	—	—	—	1,502	1,791
Non-complying	—	—	—	60	328	11,184	11,572	10,793
Total	1,279,611	5,512,504	178,586	786,663	328	11,633	7,769,325	7,240,406

An analysis of changes in the outstanding exposures undrawn credit lines from January 1, 2018 to December 31, 2018 is as follows:

	2018
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Outstanding exposure as at January 1, 2018	1,199,593	5,086,210	147,053	794,449	411	12,690	7,240,406
Net change on exposures	111,426	621,021	(5,449)	(114,834)	(326)	(10,615)	601,223
Transfer to Stage 1	130,936	491,857	(130,926)	(488,237)	(11)	(3,619)	—
Transfer to Stage 2	(166,795)	(561,588)	166,892	563,941	(97)	(2,353)	—
Transfer to Stage 3	(120)	(1,928)	(217)	(13,476)	337	15,404	—
Foreign exchange adjustments	4,571	(123,068)	1,233	44,820	14	126	(72,304)
Total	1,279,611	5,512,504	178,586	786,663	328	11,633	7,769,325

An analysis of changes in ECL exposures on undrawn credit lines from January 1, 2018 to December 31, 2018 is as follows:

	2018
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL exposures as at January 1, 2018	937	8,071	147	4,747	—	5,069	18,971
Net change on exposures	684	2,796	21	(2,669)	41	(1,450)	(577)
Transfer to Stage 1	99	1,463	(96)	(817)	(4)	(645)	—
Transfer to Stage 2	(87)	(3,246)	124	3,898	(37)	(652)	—
Transfer to Stage 3	—	(92)	(5)	(818)	5	910	—
Impact on year end ECL of exposures transferred between stages during the year	(3)	31	(56)	(441)	(5)	2,028	1,554
Foreign exchange adjustments	4	100	2	294	—	38	438
Total	1,634	9,123	137	4,194	—	5,298	20,386

f.Other commitments:

The table below shows the credit quality and the maximum exposure to credit risk based on the Bank’s internal credit rating system and year end stage classification as of December 31, 2018 and 2017.

	2018							2017
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Normal	46,561	—	—	—	—	—	46,561	60,609
Substandard	—	—	—	—	—	—	—	—
Non-complying	—	—	—	—	—	—	—	—
Total	46,561	—	—	—	—	—	46,561	60,609

An analysis of changes in the outstanding exposures on other commitments from January 1, 2018 to December 31, 2018 is as follows:

2018
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Outstanding exposure as at January 1, 2018	49,519	—	11,090	—	—	—	60,609
Net change on exposures	(2,958)	—	(11,090)	—	—	—	(14,048)
Transfer to Stage 1	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—
Foreign exchange adjustments	—	—	—	—	—	—	—
Total	46,561	—	—	—	—	—	46,561

An analysis of changes in ECL exposures on other commitments from January 1, 2018 to December 31, 2018 is as follows:

2018
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL exposures as at January 1, 2018	—	—	—	—	—	—	—
Net change on exposures	—	—	—	—	—	—	—
Transfer to Stage 1	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—
Impact on year end ECL of exposures transferred between stages during the year	—	—	—	—	—	—	—
Foreign exchange adjustments	—	—	—	—	—	—	—
Total	—	—	—	—	—	—	—